Related parties - Key management compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related parties
Short term employee benefits	$ 3,099	$ 1,518	$ 1,314
Share-based payments	2,924	372	322
Post-employment benefits	92	74	64
Total key management compensation	$ 6,115	$ 1,964	$ 1,700